Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On June 4, 2025, the Company issued an aggregate of 8,625,000 Class B ordinary shares, $0.0001 par value (the “Class B Ordinary Shares”), in exchange for a $25,000 payment (approximately $0.003 per share) from the Sponsor to cover certain expenses on behalf of the Company (the “Founder Shares,” including the Public Shares issuable upon conversion thereof). In November 2025, the Company issued 2,875,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of issued and outstanding Class B Ordinary Shares increasing to 11,500,000. In December 2025, the Company, through a share capitalization, issued the Sponsor an additional 2,300,000 Founder Shares, for which the Sponsor now holds 13,800,000 Founder Shares in the aggregate. All share and per share data has been retrospectively presented. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the Public Shares issuable upon conversion thereof. The Founder Shares are identical to the Public Shares included in the Units being sold in the Initial Public Offering except that the Founder Shares automatically convert into Public Shares at the time of the initial Business Combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of the initial Business Combination, as may be determined by the directors of the Company) or earlier at the option of the holder and are subject to certain transfer restrictions, as described in more detail below. The Sponsor will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by the Sponsor in connection with the completion of the initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by it.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) six months after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination (the date on which the Company consummates a transaction which results in the shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions).

Promissory Note — Related Party

On June 4, 2025, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note. This loan is non-interest bearing and payable on the earlier of December 31, 2026, or the date on which the Company consummates the Initial Public Offering. The Company repaid the entire outstanding balance of $356,062 at the closing of the Initial Public Offering. Borrowings under the note are no longer available.

Administrative Support Agreement

Commencing on the date of the securities of the Company are first listed, December 17, 2025, the Company agreed to reimburse the managing member of the Sponsor in an amount equal to $30,000 per month for office space, utilities and secretarial and administrative support pursuant to the Administrative Support Agreement. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended June 30, 2026, the Company incurred and paid $90,000 and $180,000 in fees for these services, respectively. For the period from June 4, 2025 (inception) through June 30, 2025, no fees were incurred for these services.

Director Agreement

On March 17, 2026, the Company entered into a director agreement with each of its independent directors, pursuant to which, in connection with each director’s continuing service as a director of the Company, the Company agreed to pay each director cash compensation of $75,000 per annum, beginning on April 1, 2026. For the three and six months ended June 30, 2026, $56,250 fees were incurred for these services. For the period from June 4, 2025 (inception) through June 30, 2025, no fees were incurred for these services.

Working Capital Loans

In addition, in order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Initially, up to $1,500,000 of such loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. On August 7, 2026, in connection with the issuance of the August 2026 Note, the Board approved an additional $1,500,000 of Working Capital Loans (which is in addition to the July 2026 Note) that may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the Private Placement Units (and underlying securities). As of June 30, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.

Note 5 — Related Party Transactions

Founder Shares

On June 4, 2025, the Company issued an aggregate of 8,625,000 Class B ordinary shares, $0.0001 par value (the “Class B Ordinary Shares”), in exchange for a $25,000 payment (approximately $0.003 per share) from the Sponsor to cover certain expenses on behalf of the Company (the “Founder Shares,” including the Public Shares issuable upon conversion thereof). In November 2025, the Company issued 2,875,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of issued and outstanding Class B Ordinary Shares increasing to 11,500,000. In December 2025, the Company, through a share capitalization, issued the Sponsor an additional 2,300,000 Founder Shares, for which the Sponsor now holds 13,800,000 Founder Shares in the aggregate. All share and per share data has been retrospectively presented. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the Public Shares issuable upon conversion thereof. The Founder Shares are identical to the Public Shares included in the Units being sold in the Initial Public Offering except that the Founder Shares automatically convert into Public Shares at the time of the initial Business Combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of the initial Business Combination, as may be determined by the directors of the Company) or earlier at the option of the holder and are subject to certain transfer restrictions, as described in more detail below. The Sponsor will not be entitled to redemption rights with respect to any Founder Shares and any Public Shares held by the Sponsor in connection with the completion of the Initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor will not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by it.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) six months after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination (the date on which the Company consummates a transaction which results in the shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions).

Promissory Note — Related Party

On June 4, 2025, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest bearing and payable on the earlier of December 31, 2026, or the date on which the Company consummates the Initial Public Offering. The Company repaid $356,062 at the closing of the Initial Public Offering. Borrowings under the note are no longer available.

Administrative Support Agreement

Commencing on the date of the securities of the Company are first listed, December 17, 2025, the Company agreed to reimburse the managing member of the Sponsor in an amount equal to $30,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from June 4, 2025 (inception) through December 31, 2025, the Company incurred and paid $15,000 in fees for these services.

Working Capital Loans

In addition, in order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units and their underlying securities would be identical to the Private Placement Units. As of December 31, 2025, the Company had no borrowings under the Working Capital Loans.